Commitments & Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments & Contingencies
Changes in warranty liabilities

Standard Warranty Liability

($ in millions)
	2020	2019
Balance at January 1	$113	$118
Current period accruals	83	111
Accrual adjustments to reflect experience	(16)	(1)
Charges incurred	(96)	(115)
Balance at December 31	$83	$113

Extended Warranty Liability (Deferred Income)

($ in millions)
	2020	2019
Balance at January 1	$477	$533
Revenue deferred for new extended warranty contracts	166	198
Amortization of deferred revenue	(224)	(253)
Other*	6	(2)
Balance at December 31	$425	$477
Current portion	$204	$227
Noncurrent portion	$221	$250

* Other consists primarily of foreign currency translation adjustments.